EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
EARNINGS PER SHARE

12/31/2024
Numerator	Ordinary	Preferred A	Preferred B	Total
Profit attributable to each class of shares - Continuing Operation	9,008,210	712	1,369,200	10,378,122
Loss attributable to each class of shares - Discontinued Operation	—	—	—	—
Profit for the Year	9,008,210	712	1,369,200	10,378,122

Denominator	Ordinary	Preferred A	Preferred B
Weighted average number of shares	1,976,398	142	273,045
% of shares in relation to the total	87.86	0.01	12.13

Basic earnings per share from continuing operations (R$)	4.56	5.02	5.01

Earnings per share (R$) - Basic	4.56	5.02	5.01

12/31/2023
Numerator	Ordinary	Preferred A	Preferred B	Total
Profit attributable to each class of shares - Continuing Operation	4,237,648	318	643,822	4,881,788
Loss attributable to each class of shares - Discontinued Operation	(288,206)	(22)	(43,786)	(332,014)
Profit for the Year	3,949,442	296	600,036	4,549,774

Denominator	Ordinary	Preferred A	Preferred B
Weighted average number of shares	1,995,507	136	275,614
% of shares in relation to the total	87.86	0.01	12.13

Basic earnings per share from continuing operations (R$)	2.12	2.34	2.34
Basic earnings per share from discontinued operation (R$)	(0.14)	(0.16)	(0.16)

Earnings per share (R$) - Basic	1.98	2.18	2.18

12/31/2022
Numerator	Ordinary	Preferred A	Preferred B	Total
Profit attributable to each class of shares - Continuing Operation	2,239,391	215	408,987	2,648,592
Loss attributable to each class of shares - Discontinued Operation	834,329	80	152,376	986,785
Profit for the Year	3,073,720	295	561,363	3,635,377

Denominator	Ordinary	Preferred A	Preferred B
Weighted average number of shares	1,686,088	147	279,941
% of shares in relation to the total	85.75	0.01	14.24

Basic earnings per share from continuing operations (R$)	1.33	1.46	1.46
Basic earnings per share from discontinued operation (R$)	0.49	0.54	0.54

Earnings per share (R$) - Basic	1.82	2.01	2.01

12/31/2024
			Converted
Numerator	Ordinary	Preferred A	Preferred B	Preferred B	Total
Profit for the Year	8,900,400	703	124,442	1,352,577	10,378,122

			Converted
Denominator	Ordinary	Preferred A	Preferred B	Preferred B
Weighted average number of shares in thousands	1,976,398	142	25,121	273,045
% of shares in relation to the total	86.89	0.01	1.10	12.00

Earnings per share - diluted	4.50	4.95	4.95	4.95

Earnings per share (R$) - diluted	4.50	4.95	4.95	4.95

12/31/2023
			Converted
Numerator	Ordinary	Preferred A	Preferred B	Preferred B	Total
Profit attributable to each class of shares - Continuing Operation	4,185,927	314	59,583	635,964	4,881,788
Loss attributable to each class of shares - Discontinued Operation	(284,688)	(21)	(4,052)	(43,252)	(332,013)
Profit for the Year	3,901,239	293	55,531	592,712	4,549,775

			Converted
Denominator	Ordinary	Preferred A	Preferred B	Preferred B
Weighted average number of shares in thousands	1,995,507	136	25,822	275,614
% of shares in relation to the total	86.87	0.01	1.12	12.00

Earnings per share - diluted	2.10	2.31	2.31	2.31
Diluted earnings per share from discontinued operation (R$)	(0.14)	(0.16)	(0.16)	(0.16)

Earnings per share (R$) - diluted	1.96	2.15	2.15	2.15

12/31/2022
			Converted
Numerator	Ordinary	Preferred A	Preferred B	Preferred B	Total
Profit attributable to each class of shares - Continuing Operation	2,206,702	212	38,663	403,016	2,648,592
Loss attributable to each class of shares - Discontinued Operation	822,150	79	14,404	150,152	986,785
Profit for the Year	3,028,852	291	53,067	553,168	3,635,377

			Converted
Denominator	Ordinary	Preferred A	Preferred B	Preferred B
Weighted average number of shares in thousands	1,686,088	147	26,856	279,941
% of shares in relation to the total	84.60	0.01	1.35	14.05

Earnings per share - diluted	1.31	1.44	1.44	1.44
Diluted earnings per share from discontinued operation (R$)	0.49	0.54	0.54	0.54

Earnings per share (R$) - diluted	1.80	1.98	1.98	1.98